Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Stock-Based Compensation
Schedule of stock option activity

Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding, December 31, 2023 (Predecessor)	747,001	$6.17	7.45	$72
Forfeited	(6,592)	4.82	—	—
Options forfeited in connection with the Business Combination	—	—	—
Outstanding, July 30, 2024 (Predecessor)	740,409	$6.18	—	$—
Vested and expected to vest, July 30, 2024 (Predecessor)	—	$—	—	$—
Vested and exercisable, July 30, 2024 (Predecessor)	—	$—	—	$—

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding, July 31, 2024 (Successor)	—	$—	—	$—
Options issued as part of the Business Combination	7,587	8.97	—	68
Outstanding, September 30, 2024 (Successor)	7,587	$8.97	—	$68
Options vested, September 30, 2024 (Successor)	7,587	$8.97	—	$68
Options vested and exercisable, September 30, 2024 (Successor)	7,587	$8.97	—	$68

Schedule of stock based compensation expense

The following table summarizes the total stock-based compensation expense for the stock options expense recorded in the unaudited condensed consolidated statements of operations and comprehensive income/(loss) for the periods from January 1, 2024 to July 30, 2024 (Predecessor), July 1 to July 30 (Predecessor), and the three and nine months ended September 30, 2023 (Predecessor) (in thousands):

	2024		2023
	July 1 to July 30	January 1 to July 30	Three months ended September 30	Nine months ended September 30
Selling, general, and administration	$335	$527	$66	$241
Research and development	86	115	60	88
Total stock-based compensation expense	$421	$642	$126	$329